Earnings Per Share	6 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

	Six Months Ended December 31
	2025 £’000	2024 £’000
(Loss) / Profit for the year, attributable to equity holders of the Company	(15,063)	9,098

	Six Months Ended December 31
	2025 £’000	2024 £’000
Weighted average number of shares outstanding	52,957,541	59,269,752
(Loss) / Earnings per share - basic (£)	(0.28)	0.15
Diluted earnings per share
Diluted EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33 “Earnings Per Share”, the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	Six Months Ended December 31
	2025 £’000	2024 £’000
(Loss) / Profit for the year, attributable to equity holders of the Company	(15,063)	9,098

	Six Months Ended December 31
	2025	2024
Weighted average number of shares outstanding	52,957,541	59,269,752
Diluted by options in issue and contingent shares	—	202,498
Weighted average number of shares outstanding (diluted)	52,957,541	59,472,250
(Loss) / Earnings per share - diluted (£)	(0.28)	0.15
Between January 1, 2026 and the date of authorisation of these financial statements the Company repurchased 487,677 ordinary shares. Had these been repurchased before December 31, 2025, there would have been no impact on the basic and diluted earnings per share.

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these financial statements that would have an impact over the basic and diluted earnings per share for the reporting period.